Other financing arrangements - Schedule of Other Financing Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Other financing arrangements	$ 7,751.8	$ 4,656.5
Deferred financing fees	(84.1)	(52.7)
Other financing arrangements	7,667.7	4,603.8
Current portion of other financing arrangements	(491.7)	(298.5)
Other financing arrangements	$ 7,176.0	$ 4,305.3